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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-PX


ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

                 Investment Company Act file number: 811- 21575


                               Bryce Capital Funds
                      2 Thornell Road, Pittsford, NY 14534
--------------------------------------------------------------------------------

                       Dennis E. Lohouse, CFA, Treasurer,
                      2 Thornell Road, Pittsford, NY 14534
                     (Name and address of agent for service)


Registrant's telephone number, including area code: 1-585-381-2990


Date of fiscal year end:  June 30, 2004

Date of reporting period:  July 1, 2003 - June 30, 2004

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (ss.ss. 239.24and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and


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policymaking roles. A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507. SEC 2451 (4-03) Persons who are to respond to the collection of information contained in this form are not required to respond unless the form displays a currently valid OMB control number.

ITEM 1. PROXY VOTING RECORD:

Appended hereto as Exhibit A is the following information indicating for each matter relating to a portfolio security owned by the Registrant considered at any shareholder meeting held during the twelve month period ended June 30, 2004 with respect to which the Registrant was entitled to vote:

          (a). The name of the issuer of the portfolio security;

          (b). The exchange ticker symbol of the portfolio security;

          (c). The Council on Uniform Securities Identification Procedures ("CUSIP") number for the portfolio security;

          (d). The shareholder meeting date;

          (e). A brief identification of the matter voted on;

          (f). Whether the matter was proposed by the issuer or by a security holder;

          (g). Whether the Registrant cast its vote on the matter;

          (h). How the Registrant cast its vote (e.g., for or against proposal, or abstain; for or withhold regarding election of directors); and

          (i). Whether the Registrant cast its vote for or against management.

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

BRYCE CAPITAL GROWTH FUND                                                                                                    Item 1
Investment Company Act file number: 811-21575
July 1, 2003 -  June 30, 2004


                                            N-PX Form Requirements
--------------------------------------------------------------------------------------------------------------------------------
(a) ISSUER'S    (b) EXCHANGE TICKER    (c)"CUSIP" #    (d) SHAREHOLDER        (e) MATTER        (f) PROPOSAL TYPE    (g) VOTED
     NAME            SYMBOL                              MEETING DATE        IDENTIFICATION
--------------------------------------------------------------------------------------------------------------------------------
      *                  *                   *                 *                 *                      *                  *
--------------------------------------------------------------------------------------------------------------------------------



         N-PX Form Requirements
-------------------------------------------------------------------------------
  (h) VOTE CAST        (i) FOR OR AGAINST
                            MANAGEMENT
-------------------------------------------------------------------------------
          *                      *
-------------------------------------------------------------------------------


* THE FUND DID NOT BECOME EFFECTIVE WITH THE SEC UNTIL SEPTEMBER 14, 2004 AND DID NOT COMMENCE OPERATIONS UNTIL SEPTEMBER 15, 2004. AND THEREFORE DID NOT HAVE ANY HOLDING OR VOTE ANY PROXIES


BRYCE CAPITAL VALUE FUND                                                                                                    Item 1
Investment Company Act file number: 811-21575
July 1, 2003 -  June 30, 2004


                                            N-PX Form Requirements
--------------------------------------------------------------------------------------------------------------------------------
(a) ISSUER'S    (b) EXCHANGE TICKER    (c)"CUSIP" #    (d) SHAREHOLDER        (e) MATTER        (f) PROPOSAL TYPE    (g) VOTED
     NAME            SYMBOL                              MEETING DATE        IDENTIFICATION
--------------------------------------------------------------------------------------------------------------------------------
      *                  *                   *                 *                 *                      *                  *
--------------------------------------------------------------------------------------------------------------------------------



         N-PX Form Requirements
-------------------------------------------------------------------------------
  (h) VOTE CAST        (i) FOR OR AGAINST
                            MANAGEMENT
-------------------------------------------------------------------------------
          *                      *
-------------------------------------------------------------------------------


* THE FUND DID NOT BECOME EFFECTIVE WITH THE SEC UNTIL SEPTEMBER 14, 2004 AND DID NOT COMMENCE OPERATIONS UNTIL SEPTEMBER 15, 2004. AND THEREFORE DID NOT HAVE ANY HOLDING OR VOTE ANY PROXIES

                                   SIGNATURES

                           [See General Instruction F]

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Bryce Capital Funds

By:

/s/ Edmond D. Sheidlower
     President


Date October 28, 2004